EXHIBIT 99.39

INGLET BLAIR, LLC (“INGLET BLAIR”) EXECUTIVE SUMMARY

Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated from February 2022 to October 2022 and were collateralized by Business Purpose Loans purchased by the applicable mortgagors for the purpose of generating rental income (the “Loans”). The Loans were acquired by VMC Asset Pooler, LLC (the “Client”) from lenders and/or aggregators, via bulk acquisition or reliance letter. The information provided below represents the approach and methodology used at the time of original acquisition by the Client. Each of the Loans was acquired by the Client from various lenders a lender through a delegated correspondent channel.

2.	Sample Size of Assets Reviewed

This report reflects 28 Loans selected by the Client to include in Verus 2023-INV2 (the “Securitization”). The Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the Loans to be reviewed by IB. As noted in Section 2 above, the Client provided IB with 28 Loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Client. The Client aggregated the Tape Data from the various lenders. Each lender did not supply the Client with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	DTI
Appraised Value	First Payment Date
ARM Initial Adjustment Period	Interest Only Flag
ARM Initial Rate Cap	Lien Position
ARM Lookback Period	Loan Purpose
ARM Margin	Loan Term
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest
ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance
ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

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5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report, produced by an Automated Underwriting System (“AUS”), as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)
-	Debt Service Coverage Ratio (“DSCR”)
-	Loan to Value (“LTV”) / Combined Loan to Value (“CLTV”)
-	Lien Position
-	Gross Income
-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment
-	Assets and Reserves
-	Monthly debt service
-	Residual Income
-	Occupancy
-	Property Type

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements
-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines
-	Ensure borrower(s) is/are currently employed
-	Rental income was documented and applied in accordance with the guideline(s) provided

Assets

-	Confirm asset source and documentation requirements
-	Re-calculate gross, net and liquid asset balances
-	Incorporate gift funds and sourcing documentation
-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology
-	Number of tradelines
-	Maximum amount of open tradelines
-	Mortgage/Rental payment history
-	Installment and Revolving payment history
-	Bankruptcy and Foreclosure seasoning
-	OFAC Alert(s)

Credit Application (FNMA Form 1003)

-	Substantially complete

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-	Employer and employment status
-	Confirmation of loan purpose and occupancy
-	Disposition and status of Real Estate Owned (REO)
-	First time home buyer status
-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)
-	Title interest – Fee Simple or Leasehold
-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

Closing/Legal Documents – All Loans received a review of the closing documentation. This includes the note, mortgage (and applicable riders), assignments, mortgage insurance certificates, underwriter approvals, and HUD-1 or Closing Disclosure, as applicable, are executed by all applicable parties and generally convey the terms of the Loan.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

To establish reasonable support for the original appraised value, each qualifying appraisal was accompanied by one of the following: (i) an existing desk review report provided by the originator (or issuer), (ii) a second full appraisal (typically required by the guidelines) or (iii) a FNMA Collateral Underwriter (“CU”) analysis with a score of 2.5 or less. In the event a Loan did not contain any of the supplemental documentation, IB ordered an automated valuation model, desk review or field review to fulfill the requirement. If any of the supplemental material(s) had an estimate of value that was lower than the original appraised value by 10% (or more), a field review (or suitable alternative) was obtained.

Each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?
b.	Does the appraisal state the definition of Market Value?
c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?
d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?

i.	If yes, do the items appear to be reasonable?

e.	Is a minimum 3-year subject sale history included?
f.	Does the report state the effective date of the appraisal?
g.	Does the appraisal summarize the process used to collect, confirm, and report data?
h.	Does the appraisal state the subject’s highest and best use?
i.	Does the appraisal clearly identify the real estate being appraised?
j.	Does the appraisal state the real property interest being appraised?
k.	Does the report contain sufficient information?
l.	Was the appraisal reported on a FNMA appraisal form?

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i.	If yes, was the form materially complete?

m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution's decision to engage in the transaction?

i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?
ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending. Each of the Loans is a business purpose loan and therefore, no compliance testing was completed, and a compliance grade of “A” was assigned to each Loan.

8.	Any Other Type of Review

There was no other review performed.

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5. Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	11	39.29%
B	17	60.71%
Total	28	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	13	46.43%
B	15	53.57%
Total	28	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	28	100.00%
B	0	0.00%
Total	28	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	26	92.86%
B	2	7.14%
Total	28	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Adjustable-Rate Mortgage	2	7.14%
Fixed Rate	26	92.86%
Total	28	100%

Lien Position	No. of Loans	% of Population
1st	28	100.00%
Total	28	100%

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Purpose	No. of Loans	% of Population
Cash Out: Other/Multi-purpose/Unknown Purpose	11	39.29%
Other-than-first-time Home Purchase	14	50.00%
Rate/Term Refinance - Borrower initiated	3	10.71%
Total	28	100%

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	12	42.86%
Condo Low Rise	4	14.29%
dPUD (PUD with "de minimus" monthly HOA dues	1	3.57%
PUD (detached)	4	14.29%
1 Family Attached	2	7.14%
Two-Family	2	7.14%
Three-Family	1	3.57%
Four-Family	2	7.14%
Total	28	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	1	3.57%
30.01- 40.00	0	0.00%
40.01- 50.00	2	7.14%
50.01- 60.00	3	10.71%
60.01- 70.00	13	46.43%
70.01- 80.00	9	32.14%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	28	100%

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CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	1	3.57%
30.01- 40.00	0	0.00%
40.01- 50.00	2	7.14%
50.01- 60.00	3	10.71%
60.01- 70.00	13	46.43%
70.01- 80.00	9	32.14%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	28	100%

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